Management's Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Accumulated deficit	$ (61,589,735)	$ (31,845,506)
Copa Di Vino Corporation [Member]
Accumulated deficit		(4,612,613)	$ (5,152,751)	$ (4,612,613)	$ (4,504,695)
Accounts payable		500,000	788,000
Notes payable, current portion		543,058	$ 1,200,000
Copa Di Vino Corporation [Member] | Payroll Protection Program [Member]
Proceeds from loan	$ 159,900	$ 159,900